Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	58 Months Ended	60 Months Ended	68 Months Ended	86 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000241303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000074970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000074971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000241305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241304
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000241306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000241307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000199415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000199416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000124876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043856
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000075432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000075433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000007702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000139580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000139581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000087494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000087495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000007710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000007708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000139574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000139575
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000090477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000090478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000062027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000204842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000204843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000007718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000062029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000062030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000131277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000131278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000124880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000145055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000145056
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000223681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000223682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000199417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000199418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000124883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000124882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000007700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000007701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000046813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000046814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000046815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000046816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000046818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000046817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000218802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000218803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000153127
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000153126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000099229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000043862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard Class
C000043861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Without Sales Load [Member] | C000241303
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%			9.63%				8.77%
Without Sales Load [Member] | C000241302
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%	11.02%
Without Sales Load [Member] | C000074970
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%			4.39%				5.54%
Without Sales Load [Member] | C000074971
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%			4.12%				5.28%
Without Sales Load [Member] | C000043869
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%			9.02%				7.33%
Without Sales Load [Member] | C000043870
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%			8.74%				7.06%
Without Sales Load [Member] | C000223154
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%			1.87%				2.33%
Without Sales Load [Member] | C000223155
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%			1.55%				2.03%
Without Sales Load [Member] | C000241305
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%			6.40%				8.95%
Without Sales Load [Member] | C000241304
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%			6.13%				8.66%
Without Sales Load [Member] | C000241306
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%			13.69%				14.84%
Without Sales Load [Member] | C000241307
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%			13.40%				14.56%
Without Sales Load [Member] | C000199415
Average Annual Return [Line Items]
Average Annual Return, Percent	17.59%			9.25%			13.11%
Without Sales Load [Member] | C000199416
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%			8.87%			12.71%
Without Sales Load [Member] | C000124876
Average Annual Return [Line Items]
Average Annual Return, Percent	20.01%			6.80%				7.71%
Without Sales Load [Member] | C000124877
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%			6.53%				7.44%
Without Sales Load [Member] | C000043855
Average Annual Return [Line Items]
Average Annual Return, Percent	19.11%			7.09%				9.73%
Without Sales Load [Member] | C000043856
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%			6.82%				9.46%
Without Sales Load [Member] | C000043857
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%			10.00%				10.10%
Without Sales Load [Member] | C000043858
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%			9.72%				9.82%
Without Sales Load [Member] | C000075432
Average Annual Return [Line Items]
Average Annual Return, Percent	6.39%			(3.30%)				0.36%
Without Sales Load [Member] | C000075433
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%			(3.54%)				0.11%
Without Sales Load [Member] | C000007702
Average Annual Return [Line Items]
Average Annual Return, Percent	36.38%			11.24%				7.90%
Without Sales Load [Member] | C000007703
Average Annual Return [Line Items]
Average Annual Return, Percent	36.05%			10.96%				7.63%
Without Sales Load [Member] | C000139580
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%			10.15%				10.15%
Without Sales Load [Member] | C000139581
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%			9.77%				9.77%
Without Sales Load [Member] | C000087494
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%			3.35%				2.77%
Without Sales Load [Member] | C000087495
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%			3.09%				2.51%
Without Sales Load [Member] | C000223152
Average Annual Return [Line Items]
Average Annual Return, Percent	9.26%			4.07%				5.88%
Without Sales Load [Member] | C000223153
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%			3.75%				5.58%
Without Sales Load [Member] | C000007710
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%			11.72%				10.68%
Without Sales Load [Member] | C000007711
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%			11.33%				10.29%
Without Sales Load [Member] | C000223159
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%			9.10%				9.65%
Without Sales Load [Member] | C000223158
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%			8.77%				9.34%
Without Sales Load [Member] | C000007708
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%			12.98%				13.53%
Without Sales Load [Member] | C000007709
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%			12.58%				13.13%
Without Sales Load [Member] | C000223160
Average Annual Return [Line Items]
Average Annual Return, Percent	22.61%			15.81%				16.25%
Without Sales Load [Member] | C000223161
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%			15.46%				15.92%
Without Sales Load [Member] | C000223157
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%			5.57%				4.04%
Without Sales Load [Member] | C000223156
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%			5.24%				3.74%
Without Sales Load [Member] | C000139574
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%			1.91%				2.24%
Without Sales Load [Member] | C000139575
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%			1.65%				1.99%
Without Sales Load [Member] | C000090467
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%			3.71%				5.57%
Without Sales Load [Member] | C000090468
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%			3.45%				5.30%
Without Sales Load [Member] | C000090469
Average Annual Return [Line Items]
Average Annual Return, Percent	15.64%			5.85%				7.43%
Without Sales Load [Member] | C000090470
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%			5.59%				7.16%
Without Sales Load [Member] | C000090471
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%			6.66%				8.18%
Without Sales Load [Member] | C000090472
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%			6.39%				7.91%
Without Sales Load [Member] | C000090473
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%			4.45%				5.61%
Without Sales Load [Member] | C000090474
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%			4.19%				5.34%
Without Sales Load [Member] | C000090476
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%			7.16%				7.59%
Without Sales Load [Member] | C000090475
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%			6.90%				7.32%
Without Sales Load [Member] | C000090477
Average Annual Return [Line Items]
Average Annual Return, Percent	19.33%			8.27%				8.32%
Without Sales Load [Member] | C000090478
Average Annual Return [Line Items]
Average Annual Return, Percent	19.03%			8.00%				8.05%
Without Sales Load [Member] | C000062027
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%			(0.73%)				1.67%
Without Sales Load [Member] | C000062028
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%			(0.97%)				1.42%
Without Sales Load [Member] | C000204842
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%			3.41%		7.20%
Without Sales Load [Member] | C000204843
Average Annual Return [Line Items]
Average Annual Return, Percent	33.15%			3.15%		6.93%
Without Sales Load [Member] | C000007718
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%			6.61%				6.63%
Without Sales Load [Member] | C000007719
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%			6.34%				6.36%
Without Sales Load [Member] | C000062029
Average Annual Return [Line Items]
Average Annual Return, Percent	31.18%			8.66%				8.00%
Without Sales Load [Member] | C000062030
Average Annual Return [Line Items]
Average Annual Return, Percent	30.85%			8.39%				7.73%
Without Sales Load [Member] | C000131277
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%			6.81%				5.57%
Without Sales Load [Member] | C000131278
Average Annual Return [Line Items]
Average Annual Return, Percent	24.69%			6.54%				5.31%
Without Sales Load [Member] | C000124880
Average Annual Return [Line Items]
Average Annual Return, Percent	9.62%			12.58%				12.23%
Without Sales Load [Member] | C000124881
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%			12.30%				11.95%
Without Sales Load [Member] | C000145055
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%			8.74%				10.34%
Without Sales Load [Member] | C000145056
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%			8.47%				10.06%
Without Sales Load [Member] | C000223681
Average Annual Return [Line Items]
Average Annual Return, Percent	20.49%		13.75%
Without Sales Load [Member] | C000223682
Average Annual Return [Line Items]
Average Annual Return, Percent	20.20%		13.48%
Without Sales Load [Member] | C000043348
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%			14.16%				14.55%
Without Sales Load [Member] | C000043349
Average Annual Return [Line Items]
Average Annual Return, Percent	17.30%			13.88%				14.26%
Without Sales Load [Member] | C000199417
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%			2.25%			2.77%
Without Sales Load [Member] | C000199418
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%			2.00%			2.51%
Without Sales Load [Member] | C000043863
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%			5.73%				9.18%
Without Sales Load [Member] | C000043864
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%			5.47%				8.90%
Without Sales Load [Member] | C000124883
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%			4.65%				6.91%
Without Sales Load [Member] | C000124882
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%			4.39%				6.65%
Without Sales Load [Member] | C000007700
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%			7.41%				12.90%
Without Sales Load [Member] | C000007701
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%			7.14%				12.62%
Without Sales Load [Member] | C000046813
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%			5.48%				6.87%
Without Sales Load [Member] | C000046814
Average Annual Return [Line Items]
Average Annual Return, Percent	12.74%			5.21%				6.60%
Without Sales Load [Member] | C000046815
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%			6.85%				7.87%
Without Sales Load [Member] | C000046816
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%			6.58%				7.60%
Without Sales Load [Member] | C000046818
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%			8.89%				9.21%
Without Sales Load [Member] | C000046817
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%			8.62%				8.94%
Without Sales Load [Member] | C000099066
Average Annual Return [Line Items]
Average Annual Return, Percent	19.65%			9.74%				10.05%
Without Sales Load [Member] | C000099067
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%			9.47%				9.77%
Without Sales Load [Member] | C000218802
Average Annual Return [Line Items]
Average Annual Return, Percent	19.77%			9.93%	14.47%
Without Sales Load [Member] | C000218803
Average Annual Return [Line Items]
Average Annual Return, Percent	19.48%			9.65%	14.18%
Without Sales Load [Member] | C000153127
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%			5.49%				6.63%
Without Sales Load [Member] | C000153126
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%			5.23%				6.36%
Without Sales Load [Member] | C000099231
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%			(0.45%)				1.54%
Without Sales Load [Member] | C000099230
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%			(0.70%)				1.29%
Without Sales Load [Member] | C000099226
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%			12.72%				13.79%
Without Sales Load [Member] | C000099227
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%			12.43%				13.50%
Without Sales Load [Member] | C000099228
Average Annual Return [Line Items]
Average Annual Return, Percent	31.56%			7.29%				8.14%
Without Sales Load [Member] | C000099229
Average Annual Return [Line Items]
Average Annual Return, Percent	31.23%			7.02%				7.87%
Without Sales Load [Member] | C000043862
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%			9.24%				8.53%
Without Sales Load [Member] | C000043861
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%			8.97%				8.26%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%	21.89%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Average Annual Return, Percent	22.13%			10.68%			10.81%
Lincoln National Corp. Index: Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets Index
Average Annual Return, Percent	22.13%			10.68%			10.81%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Average Annual Return, Percent	7.82%			(2.82%)				0.87%
Lincoln National Corp. Index: Morningstar Global Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Core Bond Index
Average Annual Return, Percent	7.82%			(2.82%)				0.87%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Average Annual Return, Percent	33.57%			4.20%		7.83%
Lincoln National Corp. Index: MSCI Emerging Markets Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net dividends)
Average Annual Return, Percent	33.57%			4.20%		7.83%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar Developed Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Index
Average Annual Return, Percent	32.39%			9.02%				8.47%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%		12.49%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%		12.49%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)			2.09%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)			2.09%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%	18.23%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%	18.23%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Core Bond Index
Average Annual Return, Percent	7.12%			(0.43%)				1.96%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Average Annual Return, Percent	31.60%			7.78%				8.52%
Lincoln National Corp. Index: Morningstar Global Markets ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Average Annual Return, Percent	31.60%			7.78%				8.52%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Morningstar US Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	17.35%			13.29%				14.40%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%			9.83%				9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%	13.37%
Lincoln National Corp. Index: S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	11.66%			4.15%				5.32%
Lincoln National Corp. Index: S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	11.66%			4.15%				5.32%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%			9.83%				9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%			9.83%				9.78%
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.35%			1.97%				2.09%
Lincoln National Corp. Index: Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit 1-3 Year Index
Average Annual Return, Percent	5.35%			1.97%				2.09%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net dividends)
Average Annual Return, Percent	22.34%			11.19%			11.28%
Lincoln National Corp. Index: MSCI All Country World Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net dividends)
Average Annual Return, Percent	22.34%			11.19%			11.28%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: MSCI EAFE Growth Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (net dividends)
Average Annual Return, Percent	20.76%			4.43%				7.42%
Lincoln National Corp. Index: MSCI EAFE Growth Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (net dividends)
Average Annual Return, Percent	20.76%			4.43%				7.42%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%			11.33%				10.53%
Lincoln National Corp. Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%			11.33%				10.53%
Lincoln National Corp. Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	7.55%			(3.53%)				0.54%
Lincoln National Corp. Index: FTSE World Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Average Annual Return, Percent	7.55%			(3.53%)				0.54%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: LVIP Multi-Manager Global Equity Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LVIP Multi-Manager Global Equity Composite
Average Annual Return, Percent	22.27%			11.87%				12.36%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: LVIP Multi-Manager Global Equity Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LVIP Multi-Manager Global Equity Composite
Average Annual Return, Percent	22.27%			11.87%				12.36%
Lincoln National Corp. Index: Secured Overnight Finance Rate (SOFR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secured Overnight Finance Rate (SOFR)
Average Annual Return, Percent	4.39%			3.32%
Lincoln National Corp. Index: ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.42%			3.26%				2.38%
Lincoln National Corp. Index: Secured Overnight Finance Rate (SOFR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Secured Overnight Finance Rate (SOFR)
Average Annual Return, Percent	4.39%			3.32%
Lincoln National Corp. Index: ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.42%			3.26%				2.38%
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.50%			4.50%				6.44%
Lincoln National Corp. Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.50%			4.50%				6.44%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%			9.83%				9.78%
Lincoln National Corp. Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	11.05%			9.83%				9.78%
Lincoln National Corp. Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.91%			7.26%				10.40%
Lincoln National Corp. Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.91%			7.26%				10.40%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%			13.59%				14.59%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%			13.59%				14.59%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%			15.32%				18.13%
Lincoln National Corp. Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%			15.32%				18.13%
Lincoln National Corp. Index: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Average Annual Return, Percent	2.88%			6.63%				5.70%
Lincoln National Corp. Index: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Average Annual Return, Percent	2.88%			6.63%				5.70%
Lincoln National Corp. Index: ICE Bank of America 1-3 Yr US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Bank of America 1-3 Yr US Treasury Index
Average Annual Return, Percent	5.09%			1.79%				1.85%
Lincoln National Corp. Index: ICE Bank of America 1-3 Yr US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Bank of America 1-3 Yr US Treasury Index
Average Annual Return, Percent	5.09%			1.79%				1.85%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Conservative Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Index Allocation Composite
Average Annual Return, Percent	13.48%			4.26%				6.08%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Conservative Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Index Allocation Composite
Average Annual Return, Percent	13.48%			4.26%				6.08%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Moderate Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Index Allocation Composite
Average Annual Return, Percent	16.31%			6.40%				7.94%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Moderate Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Index Allocation Composite
Average Annual Return, Percent	16.31%			6.40%				7.94%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: Moderately Aggressive Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Index Allocation Composite
Average Annual Return, Percent	18.10%			7.16%				8.68%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: Moderately Aggressive Index Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderately Aggressive Index Allocation Composite
Average Annual Return, Percent	18.10%			7.16%				8.68%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Structured Conservative Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Conservative Allocation Composite
Average Annual Return, Percent	13.48%			4.26%				6.08%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Structured Conservative Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Conservative Allocation Composite
Average Annual Return, Percent	13.48%			4.26%				6.08%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Structured Moderate Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Moderate Allocation Composite
Average Annual Return, Percent	16.31%			6.40%				7.94%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Structured Moderate Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Moderate Allocation Composite
Average Annual Return, Percent	16.31%			6.40%				7.94%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: Structured Moderately Aggressive Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Moderately Aggressive Allocation Composite
Average Annual Return, Percent	18.10%			7.16%				8.68%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: Structured Moderately Aggressive Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Structured Moderately Aggressive Allocation Composite
Average Annual Return, Percent	18.10%			7.16%				8.68%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Global Tactical Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Tactical Allocation Composite
Average Annual Return, Percent	16.77%			6.38%				7.98%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Global Tactical Allocation Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Tactical Allocation Composite
Average Annual Return, Percent	16.77%			6.38%				7.98%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: MSCI EAFE Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net dividends)
Average Annual Return, Percent	31.22%			8.92%				8.18%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			14.42%				14.82%
Lincoln National Corp. Index: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%			9.12%				10.72%
Lincoln National Corp. Index: S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.50%			9.12%				10.72%
Lincoln National Corp. Index: Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		14.39%
Lincoln National Corp. Index: Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.02%		14.39%
Lincoln National Corp. Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	5.88%			2.57%			3.11%
Lincoln National Corp. Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Average Annual Return, Percent	5.88%			2.57%			3.11%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%			6.09%				9.62%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%			6.65%				12.49%
Lincoln National Corp. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	8.66%			6.65%				12.49%
Lincoln National Corp. Index: S&P Target Date 2020 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.72%			5.35%				6.81%
Lincoln National Corp. Index: S&P Target Date 2020 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.72%			5.35%				6.81%
Lincoln National Corp. Index: S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	15.13%			7.07%				8.41%
Lincoln National Corp. Index: S&P Target Date 2030 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	15.13%			7.07%				8.41%
Lincoln National Corp. Index: S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	18.20%			9.18%				10.06%
Lincoln National Corp. Index: S&P Target Date 2040 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	18.20%			9.18%				10.06%
Lincoln National Corp. Index: S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	19.56%			10.13%				10.79%
Lincoln National Corp. Index: S&P Target Date 2050 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	19.56%			10.13%				10.79%
Lincoln National Corp. Index: S&P Target Date 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.94%			10.26%	14.71%
Lincoln National Corp. Index: S&P Target Date 2060 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.94%			10.26%	14.71%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%			13.59%				14.59%
Lincoln National Corp. Index: U.S. Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Blended Composite
Average Annual Return, Percent	13.22%			8.23%				10.21%
Lincoln National Corp. Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%			13.59%				14.59%
Lincoln National Corp. Index: U.S. Growth Blended Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Blended Composite
Average Annual Return, Percent	13.22%			8.23%				10.21%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%			(0.36%)				2.01%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%			13.15%				14.29%
Lincoln National Corp. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%			13.15%				14.29%
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Average Annual Return, Percent	32.39%			7.91%				8.41%
Lincoln National Corp. Index: MSCI All Country World ex USA Index (net dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net dividends)
Average Annual Return, Percent	32.39%			7.91%				8.41%
Lincoln National Corp. Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	12.73%			10.02%				9.72%
Lincoln National Corp. Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	12.73%			10.02%				9.72%